Financial Instruments (Tables)	6 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments, Other than Cash and Short-Term Deposits

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 31 December 2024:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	402,664	-	-
Total current assets	402,664	-	-
Total assets	402,664	-	-

Financial liabilities
Trade and other payables	15,020,046	-	-
Total current liabilities	15,020,046	-	-
Total liabilities	15,020,046	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2024:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	837,930	-	-
Total current assets	837,930	-	-
Total assets	837,930	-	-

Financial liabilities
Trade and other payables	15,020,679	-	-
Total current liabilities	15,020,679	-	-
Total liabilities	15,020,679	-	-